Shareholders' Equity	12 Months Ended
Dec. 31, 2015
Shareholders' Equity

14. SHAREHOLDERS’ EQUITY

Appropriations from Earnings

Pursuant to the laws and regulations of the ROC and the respective Articles of Incorporation, SMI Taiwan, the Company’s largest subsidiary, must make appropriations from annual earnings to non-distributable reserve which could affect the Company’s ability to pay cash or stock dividends, if any. SMI Taiwan subsidiary may only distribute dividends after it has made allowances as determined under ROC GAAP at each year-end for:

a.	Payment of taxes;

b.	Recovery of prior years’ deficits, if any;

c.	10% of remaining balance after deduction for a and b as legal reserve;

d.	Special reserve based on relevant laws or regulations or 10% of remaining balance for deduction from above a to c as special reserve when necessary;

e.	Cash or stock bonus to employees at 0.01% of any remaining earnings after the above reserves have been appropriated, based on a resolution of the board of directors. If bonus to employees is in the form of stock, the bonus may also be appropriated to employees of subsidiaries under the board of directors’ approval;

The existing Articles of Incorporation of SMI Taiwan stipulates to distribute bonus to employees at 0.01% of net income (net of the bonus and remuneration). In accordance with the amendments to the Company Act in May 2015, the recipients of dividends and bonuses are limited to shareholders and do not include employees. The consequential amendments to the Articles of Incorporation of SMI Taiwan will be approved by the SMI Taiwan’s board of directors by June 30, 2016. The proposed amended Articles of Incorporation of SMI Taiwan will stipulate to distribute employees’ compensation and remuneration to directors and supervisors at rates no less than certain percentage or amount and no higher than certain percentage or amount, respectively, of net profit before income tax, employees’ compensation, and remuneration to directors and supervisors.

Dividends

The Company declared cash dividends per ordinary share during the periods presented as follows:

	2014		2015
	Dividends Per Share (US$)	Amount (in US$ thousands)	Dividends Per Share (US$)	Amount (in US$ thousands)
First quarter	$0.0375	$5,056	$0.0375	$5,156
Second quarter	$0.0375	5,060	$0.0375	5,166
Third quarter	$0.0375	5,081	$0.0375	5,230
Fourth quarter	$0.0375	5,084	$0.0375	5,232

		$20,281		$20,784

On November 2, 2015, our Board of Directors, instead of declaring a quarterly dividend, declared an annual dividend of US$0.6 per ADS, equivalent to US$0.15 per ordinary share, which will be paid in four quarterly installments staring the forth quarter of 2015. Future dividends, if any, on the Company’s outstanding ADSs and ordinary shares will be declared by and subject to the discretion of the Company’s board of directors. If the Company’s board of directors decides to distribute dividends, the form, frequency and amount of such dividends will depend upon the Company’s future operations and earnings, capital requirements and surplus, general financial condition, contractual restrictions and other factors our board of directors may deem relevant.

Any future dividend the Company declares will be paid to the holders of ADSs, subject to the terms of the deposit agreement, to the same extent as holders of the Company’s ordinary shares, to the extent permitted by applicable laws and regulations, less the fees and expenses payable under the deposit agreement. Any dividend the Company declares will be distributed by the depositary bank to the holders of our ADSs. Cash dividends on our ordinary shares, if any, will be paid in U.S. dollars.

Treasury Stock

On January 21, 2013, our Board of Directors approved share buyback plans to repurchase up to US$40 million of the Company’s ADSs during the period from January 22, 2013 to January 21, 2014. The program did not obligate the Company to acquire any particular amount of ADS and the program may be modified or suspended at any time at the Company’s discretion. All the treasury stock under this share repurchase program was retired in July 2013.

In the year ended December 31, 2013, the Company repurchased 891 thousand of ADSs for a total cost of US$10.0 million. The weighted average purchase price per ADS repurchased was US$11.24.